Taxation (Tables)	12 Months Ended
Jul. 31, 2020
Major components of tax expense (income) [abstract]
Disclosure of information about income reconciliation of effective tax rate
Year ended July 31,	2020	2019	2018
Income (loss) for the year	$2,524,763	$(153,715)	$(234,467)
Income tax expense (recovery using the Company's $ 682,000 domestic tax rate	$682,000	$(42,000)	$(62,000)
Non-deductible (deductible) expenses and other	10,000	—	(2,000)
Change in deferred tax rates	—	—	(92,000)
Differences in statutory tax rates and deferred tax rate	(2,000)	—	(1,000)
Changes in unrecognized temporary differences	(690,000)	42,000	157,000
Total	$—	$—	$—

Disclosure of information about provision for deferred tax assets
Expiry:	Tax losses	Resource pools	Equipment and other
Within one year	$—	$—	$—
One to five years	9,000	—	—
After five years	3,301,000	—	82,000
No expiry date	—	4,347,000	114,000
Total	$3,310,000	$4,347,000	$196,000